Pension and Other Post-retirement Benefits - Amounts in Financial Position (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	$ 171,990	$ 68,901
Pension and post-retirement benefits	(530,249)	(522,356)
Pension Benefits
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	171,990	68,901
Employee related expenses	(5,957)	(5,425)
Pension and post-retirement benefits	(246,178)	(225,720)
Net amount recognized	(80,145)	(162,244)
Post-retirement Benefits
Amounts recognized in the Consolidated Statements of Financial Position
Employee related expenses	(20,612)	(20,836)
Pension and post-retirement benefits	(284,071)	(296,636)
Net amount recognized	$ (304,683)	$ (317,472)